Commitments and Contingencies (Details)													1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 07, 2018 USD ($)	Jan. 12, 2018 USD ($)	Apr. 19, 2017 USD ($)	Apr. 19, 2017 ILS (₪)	Apr. 13, 2017	Sep. 14, 2016 USD ($)	Sep. 14, 2016 ILS (₪)	May 04, 2016 USD ($)	May 04, 2016 ILS (₪)	Nov. 12, 2015 USD ($)	Nov. 12, 2015 ILS (₪)	Oct. 20, 2015 USD ($)	Jun. 22, 2018 USD ($)	May 30, 2018	Jan. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	Mar. 30, 2017	Feb. 16, 2017 USD ($)	Feb. 16, 2017 ILS (₪)	Mar. 31, 2015 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitment and Contigencies (Textual)
Settlement amount						$ 2,437,265	₪ 8,450,000
Aggregate settlement payment																									$ 5,000,000
Remaining proceeds or contributed by other defendants																									2,500,000
Shareholders transaction cost		$ 2,500,000
Received an excess amount																											$ 1,664,000
Lawsuit amount for registration fee										$ 1,400,000	₪ 5,000,000
Monthly rent																									$ 44,000	₪ 13,000
Lease renewed date																									Nov. 30, 2022	Nov. 30, 2022
Rent expenses																									$ 130,000		152,000	128,000
Right and license term												3 years													5 years	5 years
Percentage of net income												50.00%													50.00%	50.00%
Minimum annual sales												$ 10,000,000
Percentage of penalty												15.00%
Shortfall amount												$ 1,500,000
Secure minimum sales and penalty												$ 125,000
Prepayments in other current assets																												375,000
Unauthorized outgoing transfer																				$ 462,000
Monthly payments																											1,500,000	375,000
Shareholders suffered damages cost								$ 39.7	₪ 137.7
Legal settlement, percentage					30.00%												70.00%
Plaintiff Received						2,348,428	8,142,000											$ 2,480,623	₪ 9,527,000
Plaintiff fees																					$ 501,000	$ 407,000	$ 964,000	$ 912,000	$ 2,126,000		$ 2,821,000	$ 339,000
VAT receivable | ₪																			₪ 8,142,735
Litigation Amendement Description														The defendants filed an amended statement of defense along with two petitions: (1) a petition for issuing a decision on the petition to order the plaintiffs to deposit a guarantee as security for costs; (2) a petition for dismissing the case in limine. The plaintiffs filed their responses to the two petitions on June 26, 2018 and the defendants filed rejoinders on July 8, 2018. On July 11, 2018 and July 18, 2018, two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of ILS 100,000 as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine. On July 24, 2018, the parties jointly informed the court that: (1) without waiving any contentions or rights, the defendants would not insist on the petition for dismissing the case in limine, and the contentions raised in the petition for dismissing the case in limine would be decided in the final judgement or in any interim decision; (2) they agree to appoint again a mediator (Adv. Reuven Behar) in an attempt to settle the dispute out of court in the framework of a mediation which is limited in time for not more than six months; (3) to set dates for pre-trial procedures (discovery and interrogatories), for a pre-trial hearing and for filing evidence. Accordingly, on July 24, 2018 the court decided to dismiss the petition for dismissing the case in limine without mutually waving any contentions or rights, set dates for discovery (by the end of September 2018) and for exchanging of (by the end of September 2018) and replying to interrogatories (by the end of October 2018) and set another pre-trial hearing for November 28, 2018.
Maximum [Member] | Subsequent event [Member]
Commitment and Contigencies (Textual)
Minimum monthly commitment	$ 30,000
Minimum [Member] | Subsequent event [Member]
Commitment and Contigencies (Textual)
Minimum monthly commitment	$ 125,000
5 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent																									$ 7,000	₪ 25,000
Office space, expiring date																									Nov. 30, 2017	Nov. 30, 2017
2.5 year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent																									$ 4,000	₪ 16,000
Office space, expiring date																									Nov. 30, 2017	Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent																									$ 1,000	₪ 5,000
Lease renewed date																									Aug. 15, 2019	Aug. 15, 2019
Mitchell Gordon [Member]
Commitment and Contigencies (Textual)
Compensatory damage													$ 325,000
Hammel Litigation [Member]
Commitment and Contigencies (Textual)
Plaintiff fees															$ 1,600,000
Majority Shareholder [Member]
Commitment and Contigencies (Textual)
Shareholders suffered damages cost								$ 6,720,000	₪ 23,300,000
Memorandum of Understanding [Member]
Commitment and Contigencies (Textual)
Settlement amount																$ 3,000,000
Aggregate settlement payment																3,000,000
Expected litigation settlement																250,000
Remaining proceeds or contributed by other defendants																$ 2,750,000
Hurgin [Member]
Commitment and Contigencies (Textual)
Settlement amount			$ 98,000	₪ 376,410
Aurovsky [Member]
Commitment and Contigencies (Textual)
Settlement amount			$ 196,000	₪ 752,820
Anatoly Hurgin [Member]
Commitment and Contigencies (Textual)
Settlement amount						$ 2,200,000	₪ 8,450,000